Supplement to the
Fidelity's Connecticut Municipal Funds
January 29, 2020
Prospectus

The following information supplements the information for Fidelity® Connecticut Municipal Income Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Michael Maka (co-manager) has managed the fund since March 2020.

It is expected that Mr. Ramundo will retire effective on or about June 30, 2020. At that time, he will no longer serve as a co-manager for the fund.

The following biographical information supplements the information for Fidelity® Connecticut Municipal Income Fund found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Michael Maka is co-manager of Fidelity® Connecticut Municipal Income Fund, which he has managed since March 2020. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Maka has worked as the head of municipal trading and a portfolio manager.

It is expected that Mr. Ramundo will retire effective on or about June 30, 2020. At that time, he will no longer serve as a co-manager for the fund.

CTF-CTM-20-01 1.475744.139	March 1, 2020

Supplement to the
Fidelity's New Jersey Municipal Funds
January 29, 2020
Prospectus

The following information supplements the information for Fidelity® New Jersey Municipal Income Fund found in the “Fund Summary” section under the“Portfolio Manager(s)” heading.

Michael Maka (co-manager) has managed the fund since March 2020.

It is expected that Mr. Ramundo will retire effective on or about June 30, 2020. At that time, he will no longer serve as a co-manager for the fund.

The following biographical information supplements the information for Fidelity® New Jersey Municipal Income Fund found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Michael Maka is co-manager of Fidelity® New Jersey Municipal Income Fund, which he has managed since March 2020. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Maka has worked as the head of municipal trading and a portfolio manager.

It is expected that Mr. Ramundo will retire effective on or about June 30, 2020. At that time, he will no longer serve as a co-manager for the fund.

NJN-20-01 1.475763.144	March 1, 2020